BRX-Q3

Quarterly Report
May 31, 2026
MFS®  Blended Research®
International Equity Fund

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Aerospace & Defense – 0.7%
MTU Aero Engines Holding AG	36,848	$13,465,477
Rolls-Royce Holdings PLC	1,167,224	21,022,594
		$34,488,071
Alcoholic Beverages – 1.1%
Ambev S.A.	16,335,000	$52,846,577
Apparel, Footwear, & Accessories – 1.4%
Burberry Group PLC (a)	605,254	$9,609,975
Chow Tai Fook Jewellery Group	4,442,800	6,230,317
Christian Dior S.A.	18,473	9,644,394
Compagnie Financiere Richemont S.A.	97,058	21,001,981
LVMH Moet Hennessy Louis Vuitton SE	40,640	22,423,746
		$68,910,413
Auto & Auto Components – 1.8%
Compagnie Generale des Etablissements Michelin	759,020	$27,896,456
Mahindra & Mahindra Ltd.	471,025	15,100,566
Maruti Suzuki India Ltd.	58,268	8,051,411
PT Astra International Tbk	61,992,900	17,345,523
Suzuki Motor Corp.	1,576,700	19,537,359
		$87,931,315
Brokerage & Asset Managers – 1.2%
Brookfield Corp.	1,085,910	$49,473,040
XP, Inc.	534,992	8,918,317
		$58,391,357
Business Services – 3.1%
CGI, Inc.	110,528	$7,718,881
Colliers International Group, Inc.	77,525	7,316,417
Infosys Ltd.	2,209,402	26,998,892
ISS A/S	391,480	16,116,800
Kanzhun Ltd., ADR	975,387	13,236,002
Recruit Holdings Co. Ltd.	572,300	37,982,049
Scout24 AG	136,504	11,503,517
Tata Consultancy Services Ltd.	1,230,651	29,262,290
		$150,134,848
Chemicals – 0.6%
Nitto Denko Corp.	360,800	$6,774,699
UPL Ltd.	2,273,665	15,432,202
Yara International A.S.A.	153,293	8,335,709
		$30,542,610
Conglomerates – 0.9%
SK Square Co. Ltd.	54,424	$44,528,727
Construction – 1.6%
Anhui Conch Cement Co. Ltd.	4,641,000	$11,269,536
Compagnie de Saint-Gobain S.A.	436,032	39,802,067
Techtronic Industries Co. Ltd.	1,603,000	23,788,603
		$74,860,206
Diversified Financial Services – 0.6%
IG Group Holdings PLC	1,284,268	$31,044,946

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.6%
Contemporary Amperex Technology Co. Ltd., “A”	140,800	$8,820,087
Mitsubishi Electric Corp.	1,209,800	49,815,517
Signify N.V. (l)	741,163	17,998,731
		$76,634,335
Energy - Independent – 4.3%
Cenovus Energy, Inc.	1,772,041	$48,920,234
Eni S.p.A.	2,279,601	59,905,604
PetroChina Co. Ltd.	30,114,000	41,845,814
TotalEnergies SE	543,544	47,663,337
Woodside Energy Group Ltd.	499,434	11,005,968
		$209,340,957
Engineering - Construction – 1.6%
Doosan Bobcat, Inc.	464,196	$19,929,317
JGC Corp.	2,434,100	41,700,574
Koninklijke BAM Groep N.V.	1,317,426	17,118,229
		$78,748,120
Entertainment & Leisure – 3.3%
NetEase, Inc., ADR	252,679	$31,034,035
Sankyo Co. Ltd.	1,624,100	16,453,617
Sony Group Corp.	1,389,500	30,047,016
Tencent Holdings Ltd.	1,287,900	70,205,168
Yamaha Corp.	1,633,500	11,856,503
		$159,596,339
Food & Beverages – 0.9%
AVI Ltd.	1,717,026	$9,985,541
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	2,519,000	10,018,613
Nomad Foods Ltd.	752,505	7,630,401
WH Group Ltd.	14,326,000	16,543,569
		$44,178,124
Food & Drug Stores – 1.6%
Jeronimo Martins SGPS S.A.	1,110,857	$23,529,972
Sugi Holdings Co. Ltd.	575,600	9,947,817
Tesco PLC	7,543,276	43,701,988
		$77,179,777
Global Systemically Important Banks – 7.4%
Barclays PLC	7,593,208	$46,828,921
BNP Paribas S.A.	691,580	74,978,930
China Construction Bank Corp.	44,444,000	48,147,808
ING Groep N.V.	2,000,682	62,306,986
Mizuho Financial Group, Inc.	634,000	28,641,761
Société Générale S.A.	195,461	16,330,613
Toronto-Dominion Bank	121,098	13,856,461
UBS Group AG	1,446,569	68,645,078
		$359,736,558
Hardware, Peripherals, & Assembly – 10.1%
Amadeus IT Group S.A.	115,341	$7,364,375
Hitachi Ltd.	548,000	17,775,205
Hon Hai Precision Industry Co. Ltd.	3,730,000	34,411,901
Lenovo Group Ltd.	27,446,000	84,051,602
NEC Corp.	813,400	20,954,888
Samsung Electronics Co. Ltd.	630,056	132,533,346
SK hynix, Inc.	117,970	182,630,398

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Hardware, Peripherals, & Assembly – continued
Wix.com Ltd. (a)	109,141	$6,118,444
		$485,840,159
Insurance – 3.3%
AIA Group Ltd.	3,180,600	$33,381,101
DB Insurance Co. Ltd.	123,263	11,704,668
Manulife Financial Corp. (l)	807,515	30,885,479
Samsung Fire & Marine Insurance Co. Ltd.	30,614	11,558,969
Sompo Holdings, Inc.	1,492,100	55,818,490
Zurich Insurance Group AG	22,384	15,973,209
		$159,321,916
Machinery & Tools – 1.9%
Finning International, Inc.	611,519	$46,188,281
GEA Group AG	710,489	45,952,202
		$92,140,483
Media – 1.0%
Spotify Technology S.A. (a)	40,519	$20,165,496
Tencent Music Entertainment Group, ADR	1,141,372	10,523,450
Wolters Kluwer N.V.	236,963	16,865,536
		$47,554,482
Medical & Health Technology & Services – 0.2%
Rede D'Or Sao Luiz S.A.	1,313,342	$8,857,063
Medical Equipment – 0.9%
Fisher & Paykel Healthcare Corp. Ltd.	848,921	$18,957,357
Smith & Nephew PLC	1,727,411	25,845,237
		$44,802,594
Metals & Mining – 7.0%
Agnico Eagle Mines Ltd.	131,100	$24,104,180
ArcelorMittal S.A.	233,490	16,155,368
Barrick Mining Corp.	362,272	15,477,330
Evolution Mining Ltd.	1,233,120	10,759,745
Fortescue Ltd.	862,499	13,830,444
Itochu Corp.	1,677,900	20,391,018
Kinross Gold Corp.	1,617,160	49,125,348
OceanaGold Corp.	645,304	19,490,413
Rio Tinto PLC	669,141	71,802,201
Sojitz Corp.	276,000	9,342,392
Toyota Tsusho Corp.	1,224,100	53,263,511
Vale S.A.	2,067,900	33,950,199
		$337,692,149
Natural Gas - Pipeline – 0.5%
APA Group	3,530,699	$25,579,921
Network & Telecom – 1.0%
Accton Technology Corp.	199,000	$15,436,944
LM Ericsson Telephone Co., “B”	2,328,154	30,283,577
		$45,720,521
Non-Global Systemically Important Banks – 9.6%
AIB Group PLC	3,652,543	$43,029,285
Banco Bilbao Vizcaya Argentaria S.A.	2,599,378	60,971,788
Banco de Sabadell S.A. (l)	5,497,419	18,595,346
BPER Banca S.p.A.	3,613,433	48,966,470

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Non-Global Systemically Important Banks – continued
China Merchants Bank Co. Ltd.	2,702,500	$16,242,105
Credicorp Ltd.	146,526	50,204,203
DBS Group Holdings Ltd.	1,059,880	52,186,374
Emirates NBD Bank PJSC	1,512,728	11,375,009
Grupo Financiero Banorte S.A. de C.V.	2,789,428	29,088,117
Kasikornbank PLC	2,279,000	14,075,250
KB Financial Group, Inc.	367,195	36,695,134
National Bank of Greece S.A.	1,168,212	20,200,577
NatWest Group PLC	7,604,261	61,382,496
Sberbank of Russia PJSC (a)(u)	715,224	0
		$463,012,154
Oil Services – 0.5%
TechnipFMC PLC	117,799	$8,059,807
Tenaris S.A.	458,736	13,959,965
		$22,019,772
Pharmaceuticals & Biotechnology – 5.2%
Astellas Pharma, Inc.	1,753,300	$25,132,854
Bayer AG	274,144	11,680,887
Gedeon Richter PLC	311,009	13,160,554
GSK PLC	1,587,990	40,236,739
Novartis AG	534,774	80,721,379
Roche Holding AG	84,895	35,815,673
Sanofi S.A.	504,779	44,328,802
		$251,076,888
Real Estate – 1.3%
Charter Hall Group, REIT	1,088,509	$15,944,620
Emaar Properties PJSC	4,742,492	15,209,648
Safestore Holdings PLC, REIT	958,532	8,287,288
Scentre Group Ltd., REIT	8,704,286	23,961,273
		$63,402,829
Retail & E-commerce – 2.5%
Aritzia, Inc. (a)	169,124	$18,989,878
Dollarama, Inc.	362,339	46,335,448
Next PLC	185,371	32,989,805
PDD Holdings, Inc., ADR (a)	199,246	16,824,332
Vipshop Holdings Ltd., ADR	554,966	7,891,617
		$123,031,080
Semiconductor & Electronic Components – 10.0%
ASML Holding N.V.	72,133	$116,511,413
Dai Nippon Printing Co. Ltd.	1,482,800	25,794,100
MediaTek, Inc.	447,000	61,501,652
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	559,852	234,270,070
Tekscend Photomask Corp. (l)	504,700	14,561,244
Tokyo Electron Ltd.	94,400	31,070,530
		$483,709,009
Software – 0.6%
Check Point Software Technologies Ltd. (a)	116,975	$15,797,474
Constellation Software, Inc.	6,302	12,903,547
		$28,701,021

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom Services – 1.8%
Hellenic Telecommunications Organization S.A.	658,643	$13,974,304
KDDI Corp.	2,306,900	39,666,252
Koninklijke KPN N.V.	3,188,026	16,606,878
PT Telekom Indonesia	102,332,900	17,351,354
		$87,598,788
Tobacco – 1.1%
British American Tobacco PLC	819,568	$50,671,420
Transportation & Logistics – 0.2%
Sankyu, Inc.	163,200	$9,200,846
Travel, Gaming, & Lodging – 2.0%
Aristocrat Leisure Ltd.	625,583	$22,526,859
H World Group Ltd., ADR	270,829	12,157,514
Japan Airlines Corp.	1,156,100	19,885,951
Lottery Corp. Ltd.	3,033,395	11,816,972
Ryanair Holdings PLC, ADR	475,303	28,888,916
		$95,276,212
Utilities – 2.7%
AXIA Energia	1,670,200	$17,359,048
CLP Holdings Ltd.	2,866,500	27,981,376
E.ON SE	2,149,837	45,637,762
ENGIE S.A.	1,315,123	40,603,899
		$131,582,085
Total Common Stocks		$4,695,884,672
Preferred Stocks – 0.4%
Hardware, Peripherals, & Assembly – 0.4%
Samsung Electronics Co. Ltd.	144,680	$19,441,075

	Strike Price	First Exercise
Warrants – 0.0%
Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	3,156	$0

Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 3.69% (v)	39,815,133	$39,819,115
Collateral for Securities Loaned – 0.7%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.57% (j)	34,278,387	$34,278,387

Other Assets, Less Liabilities – 1.0%		47,228,157
Net Assets – 100.0%		$4,836,651,406

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $39,819,115 and
$4,749,604,134, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.

Portfolio of Investments (unaudited) – continued
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$595,614,193	$—	$—	$595,614,193
South Korea	459,021,634	—	—	459,021,634
United Kingdom	451,054,011	—	—	451,054,011
Canada	390,784,937	—	—	390,784,937
China	388,498,000	—	—	388,498,000
Taiwan	345,620,567	—	—	345,620,567
France	339,827,612	—	—	339,827,612
Netherlands	247,407,773	—	—	247,407,773
Switzerland	222,157,320	—	—	222,157,320
Other Countries	1,261,264,450	14,075,250	0	1,275,339,700
Mutual Funds	74,097,502	—	—	74,097,502
Total	$4,775,347,999	$14,075,250	$0	$4,789,423,249
For further information regarding security characteristics, see the Portfolio of Investments.  At May 31, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at August 31, 2025.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended May 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,158,232	$911,346,438	$879,693,991	$8,610	$(174)	$39,819,115

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,169,687	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2026, are as follows:
Japan	12.3%
South Korea	9.5%
United Kingdom	9.3%
Canada	8.1%
China	8.0%
Taiwan	7.2%
France	7.0%
Netherlands	5.1%
Switzerland	4.6%
Other Countries	28.9%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by

Supplemental Information (unaudited) – continued
the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.